Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Measurement [Abstract]
Schedule of Non-Financial Assets	The following table presents the Company’s non-financial assets accounted for at fair value on a recurring basis as of June 30, 2024, by level within the fair value hierarchy:
Description	Amount	Level 1	Level 2	Level 3
	US$’000	US$’000	US$’000	US$’000
Digital Assets	106,636	106,636	-	-